Document and Entity Information	Nov. 09, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity File Number	001-38134
Entity Registrant Name	Blue Apron Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4777373
Entity Address State Or Province	NY
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10005
City Area Code	347
Local Phone Number	719-4312
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	APRN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001701114
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false